Financial Risks - Non-current interesting-bearing liabilities (Details) kr in Thousands	12 Months Ended
Dec. 31, 2021 SEK (kr)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	kr 4,786
Closing balance	222,806
Non-current interesting-bearing liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
New borrowings - net	199,524
Transaction cost paid	(14,858)
Interest expense	2,145
Exchange difference on translation	2,353
Closing balance	kr 189,164